Reconciliation of statutory tax rates and effective tax rates (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Federal tax	$ (3,388,000)	$ (2,689,000)
State tax	(592,000)	(390,000)
R&D Credit	(373,000)	(339,000)
Incentive stock options	(30,000)	(48,000)
Valuation allowance	4,383,000	3,466,000
Net	$ 0	$ 0
Federal tax	34.00%	34.00%
State tax	5.90%	5.90%
R&D Credit	2.70%	4.37%
Incentive stock options	4.70%	7.80%
Valuation allowance	(47.30%)	(52.10%)
Net	0.00%	0.00%